Commitments and contingencies - Future Minimum Payments under Non-Cancellable Leases (Detail) - Bandwidth Purchase Commitments [Member] $ in Thousands	Dec. 31, 2020 USD ($)
Operating Leased Assets [Line Items]
2021	$ 3,388
2022	406
Total	$ 3,794